Organization and Operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Operations
Schedule of composition of the group's structure

				Cargo
	Place of	Date of		Capacity Cubic
Name	Incorporation	Incorporation	Principal Activities	Meters (“cbm”)	Vessel	Delivery Date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Investment Holdings Ltd.	Bermuda	September 2016	Holding company	—	—	—
GasLog Carriers Ltd. (“GasLog Carriers”)	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GasLog-one Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Right-of-use asset company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Right-of-use asset company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Right-of-use asset company	155,000	GasLog Salem	April 2015
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	Alexandroupolis(1)	October 2013
GAS-eighteen Ltd.	Bermuda	January 2014	Dormant	—	—	—
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Gladstone	March 2019
GAS-twenty four Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Right-of-use asset company	170,000	Methane Julia Louise	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	GasLog Windsor	April 2020
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Westminster	July 2020
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Wales	May 2020
GAS-thirty two Ltd.	Bermuda	December 2017	Vessel-owning company	174,000	GasLog Georgetown	November 2020
GAS-thirty three Ltd.	Bermuda	May 2018	Vessel-owning company	174,000	GasLog Galveston	January 4, 2021
GAS-thirty four Ltd.	Bermuda	May 2018	Vessel-owning company	180,000	GasLog Wellington	June 15, 2021
GAS-thirty five Ltd.	Bermuda	December 2018	Vessel-owning company	180,000	GasLog Winchester	August 24, 2021
GAS-FFA Trading Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-FFA Partnership Trading Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-thirty eight Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2532	Q3 2024(2)
GAS-thirty nine Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2533	Q3 2024(2)
GAS-forty Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2534	Q3 2025(2)
GAS-forty one Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2535	Q4 2025(2)
GasLog Hellas-1 Special Maritime Enterprise	Greece	June 2019	Vessel-owning company	180,000	GasLog Warsaw	July 2019
GasLog Hellas-2 Special Maritime Enterprise	Greece	August 2022	Dormant	—	—	—
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Right-of-use asset company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Dormant	—	—	—
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	145,000	Methane Heather Sally	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007
20% interest associate:
Gastrade S.A. (“Gastrade”)	Greece	June 2010	Service company	—	—	—

(1)In 2023, the GasLog Chelsea changed from the flag of Bermuda to the flag of Greece and was renamed to Alexandroupolis.

(2)	Expected quarter of delivery for newbuildings as of December 31, 2023, are presented.